UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-06105
Oppenheimer Quest International Value Fund, Inc.
(Exact name of registrant as specified in charter)
6803 South Tucson Way, Centennial, Colorado 80112-3924
(Address of principal executive offices) (Zip code)
Robert G. Zack, Esq.
OppenheimerFunds, Inc.
Two World Financial Center, New York, New York 10281-1008
(Name and address of agent for service)
Registrant’s telephone number, including area code: (303) 768-3200
Date of fiscal year end: November 30
Date of reporting period: 05/28/2010

Item 1. Reports to Stockholders.
May 28, 2010 Oppenheimer Management Quest International Commentaries and Value FundSM Semiannual Report MANAGEMENT COMMENTARIES An Interview with Your Fund’s Portfolio Manager SEMI ANNUAL REPORT Listing of Top Holdings Listing of Investments Financial Statements In the Barron’s/Lipper Best Mutual-Fund Families survey, based on 2009 performance, OppenheimerFunds was ranked 7 out of 61 mutual fund families. Source: “Best Mutual-Fund Families,” Barron’s, February 1, 2010. See page 2 for specific information on the methodology used to determine the rankings in the Barron’s/Lipper Best Mutual-Fund Families survey. Past performance does not guarantee future results.

TOP HOLDINGS AND ALLOCATIONS

Top Ten Geographical Holdings

Japan	25.0%
France	18.6
United Kingdom	10.2
Korea, Republic of South	6.4
Italy	6.3
Switzerland	6.3
Germany	4.7
Bermuda	3.3
Turkey	2.3
Russia	2.3
Portfolio holdings and allocations are subject to change. Percentages are as of May 28, 2010, and are based on the total market value of investments. The allocations exclude holdings in OFI Liquid Assets Fund, LLC.

Top Ten Common Stock Holdings

Hyundai Motor Co. Ltd., Preference	3.1%
Nestle SA	2.9
Sperian Protection	2.6
Bayerische Motoren Werke (BMW) AG, Preference	2.5
Swiss Reinsurance Co.	2.3
Shinko Plantech Co. Ltd.	2.2
France Telecom SA	2.1
Shun Tak Holdings Ltd.	2.1
Sanofi-Aventis SA	2.0
Japan Digital Laboratory Co. Ltd.	2.0
Portfolio holdings and allocations are subject to change. Percentages are as of May 28, 2010, and are based on net assets. For more current Top 10 Fund holdings, please visit www.oppenheimerfunds.com.
8 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND

Regional Allocation
Portfolio holdings and allocations are subject to change. Percentages are as of May 28, 2010, and are based on the total market value of investments. The allocations exclude holdings in OFI Liquid Assets Fund, LLC.
9 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND

NOTES
Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund’s total returns shown do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.
Investors should consider the Fund’s investment objectives, risks, expenses and other charges carefully before investing. The Fund’s prospectus and, if available, the Fund’s summary prospectus contain this and other information about the Fund, and may be obtained by asking your financial advisor, calling us at 1.800.525.7048 or visiting our website at www.oppenheimerfunds.com. Read the prospectus and, if available, the summary prospectus carefully before investing.
The Fund’s investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.
OppenheimerFunds, Inc. became the Fund’s advisor on 11/22/95, and assumed responsibility for the Fund’s portfolio stock selection on 1/1/05. The Fund’s subadvisor prior to 1/1/05 was OpCap Advisors, which was the Fund’s advisor prior to 11/22/95.
Class A shares of the Fund were first publicly offered on 7/2/90. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 5.75%.
Class B shares of the Fund were first publicly offered on 9/1/93. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charges of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B shares uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.
Class C shares of the Fund were first publicly offered on 9/1/93. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.
Class N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.
10 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND

Class Y shares of the Fund were first publicly offered on 11/13/08. Class Y shares are offered only to certain institutional investors under a special agreement with the Distributor, and to present or former officers, directors, trustees or employees (and their eligible family members) of the Fund, the Manager, its affiliates, its parent company and the subsidiaries of its parent company, and retirement plans established for the benefit of such individuals.
An explanation of the calculation of performance is in the Fund’s Statement of Additional Information.
11 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND

FUND EXPENSES
Fund Expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended May 28, 2010.
Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in the Statement of Additional Information). Therefore, the “hypothetical” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
12 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	6 Months Ended
	December 1, 2009	May 28, 2010	May 28, 2010

Actual
Class A	$1,000.00	$972.10	$6.79
Class B	1,000.00	967.10	11.30
Class C	1,000.00	967.00	11.11
Class N	1,000.00	970.00	8.64
Class Y	1,000.00	970.00	4.42

Hypothetical (5% return before expenses)
Class A	1,000.00	1,017.65	6.95
Class B	1,000.00	1,013.09	11.57
Class C	1,000.00	1,013.29	11.37
Class N	1,000.00	1,015.79	8.84
Class Y	1,000.00	1,020.06	4.52
Expenses are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 179/365 (to reflect the one-half year period). Those annualized expense ratios, excluding indirect expenses from affiliated fund, based on the 6-month period ended May 28, 2010 are as follows:

Class	Expense Ratios

Class A	1.40%
Class B	2.33
Class C	2.29
Class N	1.78
Class Y	0.91
The expense ratios reflect voluntary waivers or reimbursements of expenses by the Fund’s Manager and Transfer Agent. Some of these undertakings may be modified or terminated at any time; some may not be modified or terminated until after one year from the date of the current prospectus, as indicated therein. The “Financial Highlights” tables in the Fund’s financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.
13 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND

STATEMENT OF INVESTMENTS May 28, 2010 / Unaudited1

	Shares	Value

Common Stocks—97.1%
Consumer Discretionary—25.7%
Automobiles—6.7%
Bayerische Motoren Werke (BMW) AG, Preference[2]	378,644	$12,438,704
Hyundai Motor Co. Ltd., Preference	366,540	15,918,492
Toyota Motor Corp.	153,703	5,631,859

		33,989,055

Hotels, Restaurants & Leisure—1.9%
Emperor Entertainment Hotel Ltd.	43,015,693	5,965,579
Enterprise Inns plc[3]	2,306,515	3,785,494

		9,751,073

Household Durables—4.8%
Barratt Developments plc[3]	3,308,634	5,142,448
First Juken Co. Ltd.[4]	1,259,800	8,968,599
Haseko Corp.[3]	10,367,549	10,061,964

		24,173,011

Leisure Equipment & Products—0.8%
Sega Sammy Holdings, Inc.	332,489	4,207,521
Media—4.6%
British Sky Broadcasting Group plc	508,113	4,232,499
Jupiter Telecommunications Co. Ltd.	4,131	3,943,068
Societe Television Francaise 1[2]	571,613	8,101,746
Vivendi SA	198,906	4,291,187
Yell Group plc[3]	5,119,955	2,487,475

		23,055,975

Specialty Retail—3.9%
Aoyama Trading Co.	314,753	5,333,797
Dickson Concepts International Ltd.	13,202,301	7,149,042
Otsuka Kagu Ltd.	443,940	4,639,127
Praktiker Bau-und Heimwerkermaekte Holding AG2	332,486	2,622,489

		19,744,455

Textiles, Apparel & Luxury Goods—3.0%
Aksa Akrilik Kimya Sanayii AS	635,119	993,148
Asics Corp.	630,760	5,538,147
China Hongxing Sports Ltd.	36,881,000	3,146,060
Christian Dior SA2	56,760	5,395,760

		15,073,115

Consumer Staples—8.2%
Food & Staples Retailing—1.8%
Tesco plc	1,516,529	9,026,932
Food Products—4.6%
Chaoda Modern Agriculture (Holdings) Ltd.	7,601,000	7,275,370
Nestle SA	322,401	14,554,814
Premier Foods plc[3]	4,819,760	1,584,306

		23,414,490

Personal Products—1.8%
Coreana Cosmetics Co. Ltd.[3,4]	5,312,071	4,667,889
Pacific Corp.	39,129	4,207,300

		8,875,189

Energy—8.4%
Energy Equipment & Services—2.9%
Master Marine AS3	6,115,700	584,553
Petroleum Geo-Services ASA[3]	251,480	2,542,309
Seabird Exploration Ltd.[3]	1,362,078	603,368
Shinko Plantech Co. Ltd.	1,340,600	11,298,604

		15,028,834
14 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND

	Shares	Value

Oil, Gas & Consumable Fuels—5.5%
BP plc	491,480	$3,516,816
Eni SpA[2]	413,181	7,758,919
Tatneft, Preference	3,559,117	8,145,999
Total SA2	135,144	6,303,452
Tupras-Turkiye Petrol Rafinerileri AS	110,800	2,014,507

		27,739,693

Financials—16.6%
Capital Markets—0.5%
Ichiyoshi Securities Co. Ltd.	404,288	2,593,942
Commercial Banks—3.4%
Anglo Irish Bank Corp. plc[3]	563,278	6,912
Banca Monte dei Paschi di Siena SpA[3]	4,345,500	4,769,438
Bank of Ireland[3]	449,654	406,122
Credit Agricole SA2	537,787	5,774,625
National Bank of Greece SA3	240,131	2,951,467
Sumitomo Mitsui Financial Group, Inc.	100,300	2,981,366

		16,889,930

Consumer Finance—1.3%
International Personal Finance plc	2,120,783	6,719,391
Diversified Financial Services—0.7%
RHJ International Ltd.[3]	466,633	3,630,596
Insurance—6.9%
Aegon NV3	1,170,222	6,640,603
Fondiaria-Sai SpA[2]	1,354,799	9,276,940
Irish Life & Permanent Group Holdings plc[3]	777,700	1,831,130
Swiss Reinsurance Co.	286,518	11,661,421
Zurich Financial Services AG	25,585	5,199,660

		34,609,754

Real Estate Investment Trusts—2.7%
DA Office Investment Corp.	754	1,805,452
Invincible Investment, Inc.	14,606	2,398,719
Japan Hotel & Resort, Inc.	1,044	1,953,489
Japan Office Investment Corp.	1,929	1,789,012
Japan Rental Housing Investments, Inc.	1,192	1,553,786
Japan Single-Residence REIT	1,656	1,624,347
Nippon Commercial Investment Corp.	582	560,093
Prospect Residential Investment Corp.	2,188	2,029,678

		13,714,576

Real Estate Management & Development—1.1%
Shanghai Forte Land Co. Ltd.	21,911,281	5,729,408
Health Care—4.4%
Health Care Providers & Services—1.2%
Medipal Holdings Corp.	510,368	5,877,849
Pharmaceuticals—3.2%
Alapis Holding Industrial & Commercial SA	7,321,100	2,825,806
GlaxoSmithKline plc	207,430	3,470,716
Sanofi-Aventis SA	169,474	10,155,368

		16,451,890

Industrials—14.2%
Aerospace & Defense—2.1%
BAE Systems plc	579,660	2,705,119
European Aeronautic Defense & Space Co.	144,650	2,836,975
Safran SA2	193,335	5,207,637

		10,749,731
15 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value

Airlines—4.2%
Deutsche Lufthansa AG3	590,383	$7,775,561
Jazz Air Income Fund	1,286,092	5,157,077
Turk Hava Yollari Anonim Ortakligi[3]	3,035,790	8,534,447

		21,467,085

Commercial Services & Supplies—2.6%
Sperian Protection	92,832	12,985,234
Construction & Engineering—1.1%
Joongang Construction Co. Ltd.[3,4]	541,827	1,251,783
Vinci SA	101,629	4,565,428

		5,817,211

Machinery—1.1%
Hyundai Mipo Dockyard Co. Ltd.	55,889	5,681,233
Marine—2.1%
Shun Tak Holdings Ltd.	19,083,000	10,383,700
Professional Services—0.4%
Assystem	148,255	2,090,379
Road & Rail—0.5%
Northgate plc[3]	959,484	2,549,642
Transportation Infrastructure—0.1%
Master Marine AS, Legend Shares[3]	3,878,400	370,707
Information Technology—7.7%
Communications Equipment—1.0%
Nokia OYJ	487,569	4,930,440
Computers & Peripherals—3.7%
FUJITSU Ltd.	659,597	4,221,773
Gemalto NV	103,617	3,827,607
Japan Digital Laboratory Co. Ltd.	986,421	10,147,586
Wincor Nixdorf AG	12,920	775,771

		18,972,737

Electronic Equipment & Instruments—1.0%
A&D Co. Ltd.[3,4]	1,163,316	5,386,706
IT Services—1.2%
Alten SA3	150,490	3,904,910
Altran Technologies SA3	504,410	2,109,440

		6,014,350

Office Electronics—0.8%
Canon, Inc.	94,946	3,889,376
Materials—3.6%
Chemicals—1.3%
Arkema	118,567	4,267,184
Ohara, Inc.	167,100	2,385,011

		6,652,195

Metals & Mining—2.3%
ArcelorMittal[2]	195,258	5,883,083
Hindalco Industries Ltd.	1,377,400	4,461,056
Rio Tinto plc	30,360	1,400,137

		11,744,276

Telecommunication Services—6.5%
Diversified Telecommunication Services—4.0%
France Telecom SA	547,241	10,427,044
Telecom Italia SpA[2]	10,359,010	9,629,341

		20,056,385

Wireless Telecommunication Services—2.5%
KDDI Corp.	1,758	8,025,497
Vodafone Group plc	2,340,661	4,676,312

		12,701,809

Utilities—1.8%
Electric Utilities—1.8%
Okinawa Electric Power Co. (The)	111,087	5,767,579
RusHydro[3]	60,476,665	3,180,165

		8,947,744

Total Common Stocks (Cost $521,137,522)		491,687,619
16 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND

	Principal
	Amount		Value

Convertible Corporate Bonds and Notes—0.2%
Altran Technologies SA, 6.72% Cv. Sr. Unsec. Nts., 1/1/15 (Cost $856,933)	572,816	EUR	$771,740

Non-Convertible Corporate Bonds and Notes—0.2%
Cattles plc, 7.875% Nts., 1/17/14[5] (Cost $1,852,080)	5,129,000	GBP	852,991

	Units

Rights, Warrants and Certificates—0.0%
Bank of Ireland Rts., Strike Price $0.55, Exp. 6/8/10[3] (Cost $296,845)	674,481		148,983

	Shares

Structured Securities—0.5%
Morgan Stanley & Co. International plc, Ryanair Holdings plc Equity-Linked Nts.[3] (Cost $3,041,180)	616,000	EUR	2,484,854

	Shares		Value

Investment Company—0.5%
Oppenheimer Institutional Money Market Fund, Cl. E, 0.23%[4,6] (Cost $2,751,989)	2,751,989		$2,751,989
Total Investments, at Value (excluding Investments Purchased with Cash Collateral from Securities Loaned) (Cost $529,936,549)			498,698,176

Investments Purchased with Cash Collateral from Securities Loaned—15.0%
OFI Liquid Assets Fund, LLC, 0.25%[4,6] (Cost $75,810,828)	75,810,828		75,810,828

Total Investments, at Value (Cost $605,747,377)	113.5%		574,509,004
Liabilities in Excess of Other Assets	(13.5)		(68,195,986)

Net Assets	100.0%		$506,313,018

Footnotes to Statement of Investments
Principal amount is reported in U.S. Dollars, except for those denoted in the following currencies:
EUR          Euro
GBP          British Pound Sterling
1.	May 28, 2010 represents the last business day of the Fund’s semiannual period. See Note 1 of the accompanying Notes to Financial Statements.

2.	Partial or fully-loaned security. See Note 6 of accompanying Notes.

3.	Non-income producing security.

4.	Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended May 28, 2010, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

	Shares	Gross	Gross	Shares
	November 30, 2009	Additions	Reductions	May 28, 2010

A&D Co. Ltd.	1,182,316	23,400	42,400	1,163,316
Coreana Cosmetics Co. Ltd.	5,312,071	—	—	5,312,071
First Juken Co. Ltd.	1,282,200	—	22,400	1,259,800
Joongang Construction Co. Ltd.	541,827	—	—	541,827
OFI Liquid Assets Fund, LLC	14,280,920	134,285,246	72,755,338	75,810,828
Oppenheimer Institutional Money Market Fund, Cl. E	15,036,598	108,225,606	120,510,215	2,751,989
17 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
Footnotes to Statement of Investments Continued

				Realized
	Value	Income		Loss

A&D Co. Ltd.	$5,386,706	$—		$273,453
Coreana Cosmetics Co. Ltd.	4,667,889	—		—
First Juken Co. Ltd.	8,968,599	125,750		71,024
Joongang Construction Co. Ltd.	1,251,783	—		—
OFI Liquid Assets Fund, LLC	75,810,828	293,043	[a]	—
Oppenheimer Institutional Money Market Fund, Cl. E	2,751,989	14,878		—

	$98,837,794	$433,671		$344,477

a.	Net of compensation to the securities lending agent and rebates paid to the borrowing counterparties.

5.	Issue is in default. See Note 1 of accompanying Notes.

6.	Rate shown is the 7-day yield as of May 28, 2010.
Valuation Inputs
Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:
1) Level 1—unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)
2) Level 2—inputs other than unadjusted quoted prices that are observable for the asset (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)
3) Level 3—significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset).
The table below categorizes amounts that are included in the Fund’s Statement of Assets and Liabilities as of May 28, 2010 based on valuation input level:

			Level 3–
	Level 1–	Level 2–	Significant
	Unadjusted	Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Value

Assets Table
Investments, at Value:
Common Stocks
Consumer Discretionary	$30,421,969	$99,572,236	$—	$129,994,205
Consumer Staples	10,611,238	30,705,373	—	41,316,611
Energy	3,516,816	38,667,158	584,553	42,768,527
Financials	23,337,080	60,543,605	6,912	83,887,597
Health Care	9,348,565	12,981,174	—	22,329,739
Industrials	18,961,637	52,762,578	370,707	72,094,922
Information Technology	4,680,681	34,512,928	—	39,193,609
Materials	1,400,137	16,996,334	—	18,396,471
Telecommunication Services	14,305,653	18,452,541	—	32,758,194
Utilities	5,767,579	3,180,165	—	8,947,744
Convertible Corporate Bonds and Notes	—	771,740	—	771,740
Non-Convertible Corporate Bonds and Notes	—	852,991	—	852,991
Rights, Warrants and Certificates	148,983	—	—	148,983
Structured Securities	—	2,484,854	—	2,484,854
Investment Company	2,751,989	—	—	2,751,989
Investments Purchased with Cash Collateral from Securities Loaned	75,810,828	—	—	75,810,828

Total Investments, at Value	201,063,155	372,483,677	962,172	574,509,004
Other Financial Instruments:
Foreign currency exchange contracts	—	3,255,675	—	3,255,675

Total Assets	$201,063,155	$375,739,352	$962,172	$577,764,679

18 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.
See the accompanying Notes for further discussion of the methods used in determining value of the Fund’s investments, and a summary of changes to the valuation methodologies, if any, during the reporting period.
Distribution of investments representing geographic holdings, excluding holdings in OFI Liquid Assets Fund, LLC, as a percentage of total investments at value, is as follows:

Geographic Holdings	Value	Percent

Japan	$124,613,947	25.0%
France	93,015,716	18.6
United Kingdom	50,750,141	10.2
Korea, Republic of South	31,726,697	6.4
Italy	31,434,638	6.3
Switzerland	31,415,895	6.3
Germany	23,612,525	4.7
Bermuda	16,260,681	3.3
Turkey	11,542,102	2.3
Russia	11,326,164	2.3
Hong Kong	10,383,700	2.1
Cayman Islands	7,275,370	1.5
The Netherlands	6,640,603	1.3
Luxembourg	5,883,083	1.2
Greece	5,777,273	1.2
China	5,729,408	1.1
Canada	5,157,077	1.0
Finland	4,930,440	1.0
Ireland	4,878,001	1.0
India	4,461,056	0.9
Norway	4,100,937	0.8
Belgium	3,630,596	0.7
United States	2,751,989	0.5
Australia	1,400,137	0.3

Total	$498,698,176	100.0%

Foreign Currency Exchange Contracts as of May 28, 2010 are as follows:

		Contract
Counterparty/	Buy/	Amount		Expiration		Unrealized
Contract Description	Sell	(000’s)		Date	Value	Appreciation

Barclay’s Capital
Euro (EUR)	Sell	19,088	EUR	6/18/10	$23,428,564	$2,761,413
Japanese Yen (JPY)	Sell	6,271,500	JPY	6/18/10	69,004,876	487,948
JP Morgan Chase
Euro (EUR)	Buy	718	EUR	6/1/10	880,804	6,314

Total unrealized appreciation						$3,255,675

See accompanying Notes to Financial Statements.
19 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited
May 28, 20101

Assets
Investments, at value—see accompanying statement of investments:
Unaffiliated companies (cost $489,849,863)	$475,671,210
Affiliated companies (cost $115,897,514)	98,837,794

574,509,004
Cash	157,376
Cash—foreign currencies (cost $1,790,661)	1,790,661
Unrealized appreciation on foreign currency exchange contracts	3,255,675
Receivables and other assets:
Interest and dividends	3,279,254
Closed foreign currency contracts	1,218,423
Shares of beneficial interest sold	215,018
Other	328,573

Total assets	584,753,984

Liabilities
Return of collateral for securities loaned	75,810,828
Payables and other liabilities:
Investments purchased	1,079,548
Shares of beneficial interest redeemed	993,443
Trustees’ compensation	179,401
Distribution and service plan fees	135,095
Transfer and shareholder servicing agent fees	84,752
Foreign capital gains tax	46,459
Shareholder communications	38,657
Other	72,783

Total liabilities	78,440,966

Net Assets	$506,313,018

Composition of Net Assets
Par value of shares of beneficial interest	$366,163
Additional paid-in capital	853,106,762
Accumulated net investment loss	(4,703,556)
Accumulated net realized loss on investments and foreign currency transactions	(314,410,280)
Net unrealized depreciation on investments and translation of assets and liabilities denominated in foreign currencies	(28,046,071)

Net Assets	$506,313,018

1.	May 28, 2010 represents the last business day of the Fund’s semiannual period. See Note 1 of the accompanying Notes to Financial Statements.
20 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND

Net Asset Value Per Share
Class A Shares:
Net asset value and redemption price per share (based on net assets of $227,263,560 and 16,215,602 shares of beneficial interest outstanding)	$14.02
Maximum offering price per share (net asset value plus sales charge of 5.75% of offering price)	$14.88
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $21,212,224 and 1,654,587 shares of beneficial interest outstanding)	$12.82
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $44,027,561 and 3,463,559 shares of beneficial interest outstanding)	$12.71
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $9,864,278 and 710,906 shares of beneficial interest outstanding)	$13.88
Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets of $203,945,395 and 14,571,642 shares of beneficial interest outstanding)	$14.00
See accompanying Notes to Financial Statements.
21 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND

STATEMENT OF OPERATIONS Unaudited
For the Six Months Ended May 28, 20101

Investment Income
Dividends:
Unaffiliated companies (net of foreign withholding taxes of $584,907)	$8,423,079
Affiliated companies (net of foreign withholding taxes of $9,465)	140,628
Income from investment of securities lending cash collateral, net—affiliated companies	293,043

Total investment income	8,856,750

Expenses
Management fees	1,760,662
Distribution and service plan fees:
Class A	304,574
Class B	121,136
Class C	243,816
Class N	27,721
Transfer and shareholder servicing agent fees:
Class A	284,251
Class B	74,171
Class C	91,960
Class N	21,078
Class Y	4,998
Shareholder communications:
Class A	31,444
Class B	8,476
Class C	7,824
Class N	1,345
Class Y	90
Administrative fees	689,446
Custodian fees and expenses	47,887
Trustees’ compensation	8,732
Other	156,269

Total expenses	3,885,880
Less waivers and reimbursements of expenses	(45,796)

Net expenses	3,840,084

Net Investment Income	5,016,666

1.	May 28, 2010 represents the last business day of the Fund’s semiannual period. See Note 1 of the accompanying Notes to Financial Statements.
22 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments:
Unaffiliated companies	$(12,762,739)
Affiliated companies	(344,477)
Foreign currency transactions	5,449,386

Net realized loss	(7,657,830)
Net change in unrealized appreciation/depreciation on:
Investments	49,936,559
Translation of assets and liabilities denominated in foreign currencies	(59,200,726)

Net change in unrealized appreciation/depreciation	(9,264,167)

Net Decrease in Net Assets Resulting from Operations	$(11,905,331)

See accompanying Notes to Financial Statements.
23 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months	Year
	Ended	Ended
	May 28, 2010	November 30,
	(Unaudited)[1]	2009

Operations
Net investment income	$5,016,666	$10,664,409
Net realized loss	(7,657,830)	(162,305,693)
Net change in unrealized appreciation/depreciation	(9,264,167)	371,880,695

Net increase (decrease) in net assets resulting from operations	(11,905,331)	220,239,411

Dividends and/or Distributions to Shareholders
Dividends from net investment income:
Class A	(9,940,951)	(12,342,553)
Class B	(884,409)	(513,772)
Class C	(1,812,512)	(926,335)
Class N	(429,423)	(191,549)
Class Y	(11,719,166)	(1,862,466)

	(24,786,461)	(15,836,675)

Beneficial Interest Transactions
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Class A	(8,203,505)	(190,516,366)
Class B	(2,698,533)	(5,114,832)
Class C	(1,205,697)	(4,764,092)
Class N	(762,582)	(272,306)
Class Y	(38,400,477)	135,565,254

	(51,270,794)	(65,102,342)

Net Assets
Total increase (decrease)	(87,962,586)	139,300,394
Beginning of period	594,275,604	454,975,210

End of period (including accumulated net investment income (loss) of $(4,703,556) and $15,066,239, respectively)	$506,313,018	$594,275,604

1.	May 28, 2010 represents the last business day of the Fund’s semiannual period. See Note 1 of the accompanying Notes to Financial Statements.
See accompanying Notes to Financial Statements.
24 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND

FINANCIAL HIGHLIGHTS

	Six Months
	Ended
	May 28, 2010	Year Ended November 30,
Class A	(Unaudited)[1]	2009	2008	2007	2006	2005

Per Share Operating Data
Net asset value, beginning of period	$15.00	$9.88	$22.36	$22.60	$20.30	$18.28

Income (loss) from investment operations:
Net investment income[2]	.13	.22	.47	.41	.24	.16
Net realized and unrealized gain (loss)	(.51)	5.26	(11.81)	.70	4.90	1.89

Total from investment operations	(.38)	5.48	(11.34)	1.11	5.14	2.05

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.60)	(.36)	(.26)	(.28)	(.37)	(.03)
Distributions from net realized gain	—	—	(.88)	(1.07)	(2.47)	—

Total dividends and/or distributions to shareholders	(.60)	(.36)	(1.14)	(1.35)	(2.84)	(.03)

Net asset value, end of period	$14.02	$15.00	$9.88	$22.36	$22.60	$20.30

Total Return, at Net Asset Value[3]	(2.79)%	57.26%	(53.32)%	5.08%	28.35%	11.22%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$227,264	$251,355	$344,638	$1,031,900	$734,744	$405,361

Average net assets (in thousands)	$252,330	$227,105	$704,392	$940,364	$554,281	$361,750

Ratios to average net assets:[4]
Net investment income	1.67%	1.88%	2.75%	1.76%	1.17%	0.81%
Total expenses	1.40%[5]	1.58%[5]	1.11%[5]	1.02%[5]	1.25%[5]	1.38%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.40%	1.53%	1.11%	1.02%	1.24%	1.38%

Portfolio turnover rate	16%	42%	32%	43%	36%	140%

1.	May 28, 2010 represents the last business day of the Fund’s semiannual period. See Note 1 of the accompanying Notes to Financial Statements.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended May 28, 2010	1.40%
Year Ended November 30, 2009	1.58%
Year Ended November 30, 2008	1.11%
Year Ended November 30, 2007	1.02%
Year Ended November 30, 2006	1.25%
See accompanying Notes to Financial Statements.
25 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND

FINANCIAL HIGHLIGHTS Continued

	Six Months
	Ended
	May 28, 2010				Year Ended November 30,
Class B	(Unaudited)[1]	2009	2008	2007	2006	2005

Per Share Operating Data
Net asset value, beginning of period	$13.73	$9.01	$20.46	$20.80	$18.89	$17.14

Income (loss) from investment operations:
Net investment income (loss)[2]	.05	.12	.23	.15	.05	(.01)
Net realized and unrealized gain (loss)	(.47)	4.82	(10.80)	.66	4.53	1.76

Total from investment operations	(.42)	4.94	(10.57)	.81	4.58	1.75

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.49)	(.22)	—	(.08)	(.20)	—
Distributions from net realized gain	—	—	(.88)	(1.07)	(2.47)	—

Total dividends and/or distributions to shareholders	(.49)	(.22)	(.88)	(1.15)	(2.67)	—

Net asset value, end of period	$12.82	$13.73	$9.01	$20.46	$20.80	$18.89

Total Return, at Net Asset Value[3]	(3.29)%	56.12%	(53.89)%	3.97%	27.19%	10.21%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$21,212	$25,359	$21,065	$50,077	$63,004	$55,489

Average net assets (in thousands)	$24,400	$22,700	$31,650	$59,952	$58,235	$52,591

Ratios to average net assets:[4]
Net Investment income (loss)	0.69%	1.07%	1.47%	0.69%	0.25%	(0.07)%
Total expenses	2.58%[5]	2.90%[5]	2.30%[5]	2.11%[5]	2.16%[5]	2.28%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	2.33%	2.42%	2.26%	2.11%	2.15%	2.28%

Portfolio turnover rate	16%	42%	32%	43%	36%	140%

1.	May 28, 2010 represents the last business day of the Fund’s semiannual period. See Note 1 of the accompanying Notes to Financial Statements.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended May 28, 2010	2.58%
Year Ended November 30, 2009	2.90%
Year Ended November 30, 2008	2.30%
Year Ended November 30, 2007	2.11%
Year Ended November 30, 2006	2.16%
See accompanying Notes to Financial Statements.
26 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND

	Six Months
	Ended
	May 28, 2010				Year Ended November 30,
Class C	(Unaudited)[1]	2009	2008	2007	2006	2005

Per Share Operating Data
Net asset value, beginning of period	$13.64	$8.96	$20.35	$20.71	$18.85	$17.09

Income (loss) from investment operations:
Net investment income (loss)[2]	.05	.13	.24	.16	.05	(.01)
Net realized and unrealized gain (loss)	(.47)	4.78	(10.73)	.65	4.51	1.77

Total from investment operations	(.42)	4.91	(10.49)	.81	4.56	1.76

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.51)	(.23)	(.02)	(.10)	(.23)	—
Distributions from net realized gain	—	—	(.88)	(1.07)	(2.47)	—

Total dividends and/or distributions to shareholders	(.51)	(.23)	(.90)	(1.17)	(2.70)	—

Net asset value, end of period	$12.71	$13.64	$8.96	$20.35	$20.71	$18.85

Total Return, at Net Asset Value[3]	(3.30)%	56.15%	(53.83)%	3.98%	27.20%	10.30%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$44,028	$48,456	$36,021	$78,182	$81,085	$59,564

Average net assets (in thousands)	$48,873	$41,084	$53,048	$85,924	$70,308	$50,568

Ratios to average net assets:[4]
Net investment income (loss)	0.79%	1.14%	1.57%	0.75%	0.28%	(0.05)%
Total expenses	2.32%[5]	2.55%[5]	2.23%[5]	2.06%[5]	2.14%[5]	2.24%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	2.29%	2.34%	2.21%	2.06%	2.13%	2.24%

Portfolio turnover rate	16%	42%	32%	43%	36%	140%

1.	May 28, 2010 represents the last business day of the Fund’s semiannual period. See Note 1 of the accompanying Notes to Financial Statements.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended May 28, 2010	2.32%
Year Ended November 30, 2009	2.55%
Year Ended November 30, 2008	2.23%
Year Ended November 30, 2007	2.06%
Year Ended November 30, 2006	2.14%
See accompanying Notes to Financial Statements.
27 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND

FINANCIAL HIGHLIGHTS Continued

	Six Months
	Ended
	May 28, 2010				Year Ended November 30,
Class N	(Unaudited)[1]	2009	2008	2007	2006	2005

Per Share Operating Data
Net asset value, beginning of period	$14.86	$9.70	$21.97	$22.25	$20.05	$18.10

Income (loss) from investment operations:
Net investment income[2]	.09	.20	.34	.27	.16	.08
Net realized and unrealized gain (loss)	(.50)	5.20	(11.60)	.70	4.83	1.87

Total from investment operations	(.41)	5.40	(11.26)	.97	4.99	1.95

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.57)	(.24)	(.13)	(.18)	(.32)	—
Distributions from net realized gain	—	—	(.88)	(1.07)	(2.47)	—

Total dividends and/or distributions to shareholders	(.57)	(.24)	(1.01)	(1.25)	(2.79)	—

Net asset value, end of period	$13.88	$14.86	$9.70	$21.97	$22.25	$20.05

Total Return, at Net Asset Value[3]	(3.00)%	56.99%	(53.63)%	4.47%	27.88%	10.77%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$9,864	$11,330	$7,560	$21,575	$19,388	$12,296

Average net assets (in thousands)	$11,179	$9,402	$15,222	$21,958	$16,232	$9,166

Ratios to average net assets:[4]
Net investment income	1.27%	1.71%	2.03%	1.20%	0.80%	0.43%
Total expenses	1.81%[5]	1.98%[5]	1.80%[5]	1.60%[5]	1.64%[5]	1.74%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.78%	1.80%	1.76%	1.60%	1.63%	1.74%

Portfolio turnover rate	16%	42%	32%	43%	36%	140%

1.	May 28, 2010 represents the last business day of the Fund’s semiannual period. See Note 1 of the accompanying Notes to Financial Statements.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended May 28, 2010	1.81%
Year Ended November 30, 2009	1.98%
Year Ended November 30, 2008	1.80%
Year Ended November 30, 2007	1.60%
Year Ended November 30, 2006	1.64%
See accompanying Notes to Financial Statements.
28 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND

	Six Months
	Ended
	May 28, 2010	Year Ended November 30,
Class Y	(Unaudited)[1]	2009	2008[2]

Per Share Operating Data
Net asset value, beginning of period	$15.03	$9.88	$10.43

Income (loss) from investment operations:
Net investment income[3]	.15	.31	.02
Net realized and unrealized gain (loss)	(.50)	5.24	(.57)

Total from investment operations	(.35)	5.55	(.55)

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.68)	(.40)	—
Distributions from net realized gain	—	—	—

Total dividends and/or distributions to shareholders	(.68)	(.40)	—

Net asset value, end of period	$14.00	$15.03	$9.88

Total Return, at Net Asset Value[4]	(2.56)%	58.32%	(5.27)%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$203,945	$257,776	$45,691

Average net assets (in thousands)	$251,232	$212,964	$41,729

Ratios to average net assets:[5]
Net investment income	2.05%	2.59%	4.29%
Total expenses	0.91%[6]	0.91%[6]	0.84%[6]
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.91%	0.89%	0.83%

Portfolio turnover rate	16%	42%	32%

1.	May 28, 2010 represents the last business day of the Fund’s semiannual period. See Note 1 of the accompanying Notes to Financial Statements.

2.	For the period from November 13, 2008 (inception of offering) to November 30, 2008.

3.	Per share amounts calculated based on the average shares outstanding during the period.

4.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

5.	Annualized for periods less than one full year.

6.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended May 28, 2010	0.91%
Year Ended November 30, 2009	0.91%
Period Ended November 30, 2008	0.84%
See accompanying Notes to Financial Statements.
29 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND

NOTES TO FINANCIAL STATEMENTS Unaudited
1. Significant Accounting Policies
Oppenheimer Quest International Value Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund’s investment objective is to seek long-term capital appreciation. The Fund’s investment adviser is OppenheimerFunds, Inc. (the “Manager”).
     The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares 72 months after the date of purchase. Prior to January 1, 2009, the Fund assessed a 2% fee on the proceeds of fund shares that were redeemed (either by selling or exchanging to another Oppenheimer fund) within 30 days of their purchase. The fee, which was retained by the Fund, is accounted for as an addition to paid-in capital.
     The following is a summary of significant accounting policies consistently followed by the Fund.
Semiannual Period. Since May 28, 2010 represents the last day during the Fund’s semiannual period on which the New York Stock Exchange was open for trading, the Fund’s financial statements have been presented through that date to maintain consistency with the Fund’s net asset value calculations used for shareholder transactions.
Securities Valuation. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.
     Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than unadjusted quoted prices for an asset that are observable are classified as “Level 2” and significant unobservable inputs, including the Manager’s judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund’s investments under these levels of classification is included following the Statement of Investments.
30 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND

     Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by portfolio pricing services approved by the Board of Trustees or dealers.
     Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. Securities whose principal exchange is NASDAQ® are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.
     Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.
     U.S. domestic and international debt instruments (including corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and “money market-type” debt instruments with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing price quotations obtained from independent pricing services or broker-dealers. Such prices are typically determined based upon information obtained from market participants including reported trade data, broker-dealer price quotations and inputs such as benchmark yields and issuer spreads from identical or similar securities.
     “Money market-type” debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.
     In the absence of a readily available unadjusted quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund’s assets are valued but after the close of the securities’ respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
31 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
     There have been no significant changes to the fair valuation methodologies of the Fund during the period.
Structured Securities. The Fund invests in structured securities whose market values, interest rates and/or redemption prices are linked to the performance of underlying foreign currencies, interest rate spreads, stock market indices, prices of individual securities, commodities or other financial instruments or the occurrence of other specific events. The structured securities are often leveraged, increasing the volatility of each note’s market value relative to the change in the underlying linked financial element or event. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying Statement of Operations. The Fund records a realized gain or loss when a structured security is sold or matures.
Credit Risk. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. Information concerning securities in default as of May 28, 2010 is as follows:

Cost	$1,852,080
Market Value	$852,991
Market Value as a % of Net Assets	0.17%
Investment in Oppenheimer Institutional Money Market Fund. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund (“IMMF”) to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund’s investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF’s Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF.
Investment in OFI Liquid Assets Fund, LLC. The Fund is permitted to invest cash collateral received in connection with its securities lending activities. Pursuant to the Fund’s Securities Lending Procedures, the Fund may invest cash collateral in, among other investments, an affiliated money market fund. OFI Liquid Assets Fund, LLC (“LAF”) is a limited liability company whose investment objective is to seek current income and stability of principal. The Manager is also the investment adviser of LAF. LAF is not registered under the Investment Company Act of 1940. However, LAF does comply with
32 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND

the investment restrictions applicable to registered money market funds set forth in Rule 2a-7 adopted under the Investment Company Act. When applicable, the Fund’s investment in LAF is included in the Statement of Investments. Shares of LAF are valued at their net asset value per share. As of May 28, 2010, there were no restrictions on the Fund’s ability to withdraw investments from LAF at will. As a shareholder, the Fund is subject to its proportional share of LAF’s expenses, including its management fee of 0.08%.
Foreign Currency Translation. The Fund’s accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.
     Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.
     The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund’s Statement of Operations.
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remain open for the three preceding fiscal reporting period ends.
During the fiscal year ended November 30, 2009, the Fund did not utilize of capital loss carryforward to offset capital gains realized in that fiscal year. As of November 30, 2009, the Fund had available for federal income tax purposes post-October losses of $5,869,399,
33 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
$4,145,129 of post-October foreign currency losses, $1,324,534 of post-October passive foreign investment company losses and unused capital loss carryforwards as follows:

Expiring

2015	$15,112,202
2016	75,835,044
2017	168,153,887

Total	$259,101,133

As of May 28, 2010, the Fund had available for federal income tax purposes an estimated capital loss carryforward of $278,098,025 of which $7,657,830 expires in 2018. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended May 28, 2010, it is estimated that the Fund will not utilize capital loss carryforwards to offset realized capital gains.
     Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of May 28, 2010 are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

Federal tax cost of securities	$648,397,281

Gross unrealized appreciation	$79,195,077
Gross unrealized depreciation	(153,129,813)

Net unrealized depreciation	$(73,934,736)

Certain foreign countries impose a tax on capital gains which is accrued by the Fund based on unrealized appreciation, if any, on affected securities. The tax is paid when the gain is realized.
Trustees’ Compensation. The Fund has adopted an unfunded retirement plan (the “Plan”) for the Fund’s independent trustees. Benefits are based on years of service and fees paid to each trustee during their period of service. The Plan was frozen with respect to adding new participants effective December 31, 2006 (the “Freeze Date”) and existing Plan Participants as of the Freeze Date will continue to receive accrued benefits under the Plan. Active independent trustees as of the Freeze Date have each elected a distribution
34 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND

method with respect to their benefits under the Plan. During the six months ended May 28, 2010, the Fund’s projected benefit obligations, payments to retired trustees and accumulated liability were as follows:

Projected Benefit Obligations Increased	$3,319
Payments Made to Retired Trustees	14,996
Accumulated Liability as of May 28, 2010	145,193
The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of trustees’ fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually or at other times as deemed necessary by the Manager. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made to shareholders prior to the Fund’s fiscal year end may ultimately be categorized as a tax return of capital.
Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.
Custodian Fees. “Custodian fees and expenses” in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The “Reduction to custodian expenses” line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.
35 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
Indemnifications. The Fund’s organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
2. Shares of Beneficial Interest
The Fund has authorized an unlimited number of $0.01 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

	Six Months Ended May 28, 2010		Year Ended November 30, 2009
	Shares	Amount	Shares	Amount

Class A
Sold	850,184	$12,885,491	2,338,205	$27,913,765
Dividends and/or distributions reinvested	618,928	9,203,457	1,191,706	11,833,642
Redeemed	(2,006,626)	(30,292,453)	(21,673,075)	(230,263,773)[1]

Net decrease	(537,514)	$(8,203,505)	(18,143,164)	$(190,516,366)

Class B
Sold	106,596	$1,481,892	270,965	$2,882,835
Dividends and/or distributions reinvested	61,658	842,249	53,249	487,763
Redeemed	(360,493)	(5,022,674)	(814,058)	(8,485,430)[1]

Net decrease	(192,239)	$(2,698,533)	(489,844)	$(5,114,832)

Class C
Sold	238,319	$3,275,062	597,437	$6,359,232
Dividends and/or distributions reinvested	120,492	1,631,463	91,260	829,553
Redeemed	(448,203)	(6,112,222)	(1,156,472)	(11,952,877)[1]

Net decrease	(89,392)	$(1,205,697)	(467,775)	$(4,764,092)

36 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND

	Six Months Ended May 28, 2010		Year Ended November 30, 2009
	Shares	Amount	Shares	Amount

Class N
Sold	77,585	$1,167,756	259,920	$3,079,054
Dividends and/or distributions reinvested	27,032	398,720	17,917	176,659
Redeemed	(156,239)	(2,329,058)	(294,723)	(3,528,019)[1]

Net decrease	(51,622)	$(762,582)	(16,886)	$(272,306)

Class Y
Sold	269,833	$4,043,196	20,409,796	$208,181,389
Dividends and/or distributions reinvested	790,760	11,719,064	188,503	1,862,406
Redeemed	(3,636,394)	(54,162,737)	(8,077,681)	(74,478,541)[1]

Net increase (decrease)	(2,575,801)	$(38,400,477)	12,520,618	$135,565,254

1.	Net of redemption fees of $332, $33, $60, $14 and $312 for Class A, Class B, Class C, Class N and Class Y, respectively.
3. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in IMMF and LAF, for the six months ended May 28, 2010, were as follows:

	Purchases	Sales

Investment securities	$91,062,070	$150,116,041
4. Fees and Other Transactions with Affiliates
Management Fees. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

Fee Schedule

Up to $1 billion	0.60%
Next $1 billion	0.55
Over $2 billion	0.52
Administration Fees. Administration fees paid to the Manager were in accordance with the administration agreement with the Fund which provides for a fee of 0.25% of the first $500 million of average annual net assets of the Fund and 0.15% of average annual net assets in excess of $500 million. During the six months ended May 28, 2010, the Fund paid $689,505 to the Manager for administration services.
Transfer Agent Fees. OppenheimerFunds Services (“OFS”), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended May 28, 2010, the Fund paid $452,215 to OFS for services to the Fund.
     Additionally, Class Y shares are subject to minimum fees of $10,000 annually for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event
37 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
4. Fees and Other Transactions with Affiliates Continued
that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.
Distribution and Service Plan (12b-1) Fees. Under its General Distributor’s Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the “Distributor”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s classes of shares.
Distribution and Service Plan for Class A Shares. The Fund has adopted a Distribution and Service Plan (the “Plan”) for Class A shares. Under the Plan, the Fund pays a service fee to the Distributor at annual rate of 0.25% of the daily net assets of Class A shares. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal services and maintenance of accounts of their customers that hold Class A shares. Under the Plan, the Fund may also pay an asset-based sales charge to the Distributor. Beginning January 1, 2003, the Board of Trustees set the annual asset-based sales charge rate at zero. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.
Distribution and Service Plans for Class B, Class C and Class N Shares. The Fund has adopted Distribution and Service Plans (the “Plans”) for Class B, Class C and Class N shares under Rule 12b-1 of the Investment Company Act of 1940 to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the Plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares daily net assets and 0.25% on Class N shares daily net assets. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. Fees incurred by the Fund under the Plans are detailed in the Statement of Operations. The Distributor determines its uncompensated expenses under the Plans at calendar quarter ends. The Distributor’s aggregate uncompensated expenses under the Plans at March 31, 2010 were as follows:

Class C	$2,171,380
Class N	298,423
Sales Charges. Front-end sales charges and contingent deferred sales charges (“CDSC”) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.
38 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND

		Class A	Class B	Class C	Class N
	Class A	Contingent	Contingent	Contingent	Contingent
	Front-End	Deferred	Deferred	Deferred	Deferred
	Sales Charges	Sales Charges	Sales Charges	Sales Charges	Sales Charges
Six Months	Retained by	Retained by	Retained by	Retained by	Retained by
Ended	Distributor	Distributor	Distributor	Distributor	Distributor

May 28, 2010	$40,246	$49	$23,462	$912	$103
Waivers and Reimbursements of Expenses. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class.
During the six months ended May 28, 2010, OFS waived transfer and shareholder servicing agent fees as follows:

Class B	$31,047
Class C	5,845
Class N	1,419
The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF. During the six months ended May 28, 2010, the Manager waived fees and/or reimbursed the Fund $7,485 for IMMF management fees.
     Some of these undertakings may be modified or terminated at any time; some may not be modified or terminated until after one year from the date of the current prospectus, as indicated therein.
5. Risk Exposures and the Use of Derivative Instruments
The Fund’s investment objectives not only permit the Fund to purchase investment securities, they also allow the Fund to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, the Fund will employ strategies in differing combinations to permit it to increase, decrease, or change the level or types of exposure to market risk factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity and debt securities: they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Fund to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of effecting a similar response to market factors.
Market Risk Factors. In accordance with its investment objectives, the Fund may use derivatives to increase or decrease its exposure to one or more of the following market risk factors:
Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market.
39 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
5. Risk Exposures and the Use of Derivative Instruments Continued
Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.
Credit Risk. Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.
Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.
Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.
Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.
Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.
The Fund’s actual exposures to these market risk factors during the period are discussed in further detail, by derivative type, below.
Risks of Investing in Derivatives. The Fund’s use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.
     Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund’s performance.
     Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks that the Fund is attempting to increase or decrease
40 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND

exposure to, per its investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.
Counterparty Credit Risk. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. The Fund’s derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. The Fund intends to enter into financial transactions with counterparties that the Manager believes to be creditworthy at the time of the transaction. As of May 28, 2010, the maximum amount of loss that the Fund would incur if the counterparties to its derivative transactions failed to perform would be $3,249,361, which represents gross payments to be received by the Fund on these derivative contracts were they to be unwound as of period end. To reduce this risk the Fund has entered into master netting arrangements, established within the Fund’s International Swap and Derivatives Association, Inc. (“ISDA”) master agreements, which allow the Fund to net unrealized appreciation and depreciation for certain positions in swaps, over-the-counter options, swaptions, and forward currency exchange contracts for each individual counterparty.
Credit Related Contingent Features. The Fund has several credit related contingent features that if triggered would allow its derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Fund. Credit related contingent features are established between the Fund and its derivatives counterparties to reduce the risk that the Fund will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in the Fund’s net assets and or a percentage decrease in the Fund’s Net Asset Value or NAV. The contingent features are established within the Fund’s ISDA master agreements which govern certain positions in swaps, over-the-counter options and swaptions, and forward currency exchange contracts for each individual counterparty.
Valuations of derivative instruments as of May 28, 2010 are as follows:

Asset Derivatives
Derivatives	Statement of
not Accounted for as	Assets and
Hedging Instruments	Liabilities Location	Value

Foreign exchange contracts	Unrealized
appreciation on
foreign currency
	exchange contracts	$3,249,361
41 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
5. Risk Exposures and the Use of Derivative Instruments Continued
The effect of derivative instruments on the Statement of Operations is as follows:
Amount of Realized Gain or Loss Recognized on Derivatives

Derivatives
not Accounted for as	Foreign currency
Hedging Instruments	transactions

Foreign exchange contracts	$4,805,551
Amount of Change in Unrealized Gain or Loss Recognized on Derivatives

Derivatives	Translation of Assets and
not Accounted for as	Liabilities Denominated
Hedging Instruments	in Foreign Currencies

Foreign exchange contracts	$8,373,317
Foreign Currency Exchange Contracts
The Fund may enter into foreign currency exchange contracts (“forward contracts”) for the purchase or sale of a foreign currency at a negotiated rate at a future date.
     Forward contracts are reported on a schedule following the Statement of Investments. Forward contracts will be valued daily based upon the closing prices of the forward currency rates determined at the close of the Exchange as provided by a bank, dealer or pricing service. The resulting unrealized appreciation (depreciation) is reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations within the change in unrealized appreciation (depreciation). At contract close, the difference between the original cost of the contract and the value at the close date is recorded as a realized gain (loss) in the Statement of Operations.
     The Fund has entered into forward foreign currency exchange contracts with the obligation to purchase specified foreign currencies in the future at a currently negotiated forward rate in order to decrease exposure to foreign exchange rate risk associated with foreign currency denominated securities held by the portfolio.
     The Fund has entered into forward foreign currency exchange contracts with the obligation to sell specified foreign currencies in the future at a currently negotiated forward rate in order to decrease exposure to foreign exchange rate risk associated with foreign currency denominated securities held by the portfolio.
     Additional associated risk to the Fund includes counterparty credit risk. Counterparty credit risk arises from the possibility that the counterparty will default. If the counterparty defaults, the Fund’s loss will consist of the net amount of contractual payments that the Fund has not yet received.
6. Securities Lending
The Fund lends portfolio securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The loans are secured by collateral (either securities, letters of credit, or cash) in an amount not less than 100% of the market value of the loaned securities
42 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND

during the period of the loan. The market value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. The Fund continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower and recognizes the gain or loss in the fair value of the securities loaned that may occur during the term of the loan. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. As of May 28, 2010, the Fund had on loan securities valued at $72,000,173. Collateral of $75,810,828 was received for the loans, all of which was received in cash and subsequently invested in approved instruments.
7. Subsequent Events Evaluation
The Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. This evaluation determined that there are no subsequent events that necessitated disclosures and/or adjustments.
8. Pending Litigation
Since 2009, a number of lawsuits have been filed in federal courts against the Manager, the Distributor, and certain mutual funds (“Defendant Funds”) advised by the Manager and distributed by the Distributor (but not including the Fund). The lawsuits naming the Defendant Funds also name as defendants certain officers, trustees and former trustees of the respective Defendant Funds. The plaintiffs seek class action status on behalf of purchasers of shares of the respective Defendant Fund during a particular time period. The lawsuits raise claims under federal securities laws alleging that, among other things, the disclosure documents of the respective Defendant Fund contained misrepresentations and omissions, that such Defendant Fund’s investment policies were not followed, and that such Defendant Fund and the other defendants violated federal securities laws and regulations. The plaintiffs seek unspecified damages, equitable relief and an award of attorneys’ fees and litigation expenses.
     In 2009, what are claimed to be derivative lawsuits were filed in state court against the Manager and a subsidiary (but not against the Fund), on behalf of the New Mexico Education Plan Trust. These lawsuits allege breach of contract, breach of fiduciary duty, negligence and violation of state securities laws, and seek compensatory damages, equitable relief and an award of attorneys’ fees and litigation expenses.
     The Distributor and another subsidiary of the Manager have been named as defendants in a putative class action filed in federal court in 2010. The plaintiff, a participant in the State of Texas’ college savings plan, asserts claims on behalf of all persons who invested in qualified 529 plans managed by these subsidiaries of the Manager and which
43 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
8. Pending Litigation Continued
held investments in a certain mutual fund managed by the Manager and distributed by the Distributor. Plaintiff alleges causes of action for “improper investments,” “breach of fiduciary duty,” and “punitive damages” arising from that fund’s investments in 2008 and 2009. The Manager and these subsidiaries believe that the complaint is legally deficient and intend to defend the case vigorously.
     Other lawsuits have been filed since 2008 in various state and federal courts, against the Manager and certain of its affiliates. Those lawsuits were filed by investors who made investments through an affiliate of the Manager, and relate to the alleged investment fraud perpetrated by Bernard Madoff and his firm (“Madoff “). Those suits allege a variety of claims, including breach of fiduciary duty, fraud, negligent misrepresentation, unjust enrichment, and violation of federal and state securities laws and regulations, among others. They seek unspecified damages, equitable relief and an award of attorneys’ fees and litigation expenses. None of the suits have named the Distributor, any of the Oppenheimer mutual funds or any of their independent Trustees or Directors as defendants. None of the Oppenheimer funds invested in any funds or accounts managed by Madoff.
     The Manager believes that the lawsuits described above are without legal merit and is defending against them vigorously. The Defendant Funds’ Boards of Trustees have also engaged counsel to defend the suits brought against those Funds and the present and former Independent Trustees named in those suits. While it is premature to render any opinion as to the outcome in these lawsuits, or whether any costs that the Defendant Funds may bear in defending the suits might not be reimbursed by insurance, the Manager believes that these suits should not impair the ability of the Manager or the Distributor to perform their respective duties to the Fund, and that the outcome of all of the suits together should not have any material effect on the operations of any of the Oppenheimer funds.
44 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities (“portfolio proxies”) held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund’s website at www.oppenheimerFunds.com, and (iii) on the SEC’s website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC’s website at www.sec.gov.
     The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Householding—Delivery of Shareholder Documents
This is to inform you about OppenheimerFunds’ “householding” policy. If more than one member of your household maintains an account in a particular fund, OppenheimerFunds will mail only one copy of the fund’s prospectus, or, if available, the fund’s summary prospectus, annual and semiannual report and privacy policy. The consolidation of these mailings, called householding, benefits your fund through reduced mailing expense, and benefits you by reducing the volume of mail you receive from OppenheimerFunds. Householding does not affect the delivery of your account statements.
     Please note that we will continue to household these mailings for as long as you remain an OppenheimerFunds shareholder, unless you request otherwise. If you prefer to receive multiple copies of these materials, please call us at 1.800.CALL-OPP (225-5677). You may also notify us in writing or via email. We will begin sending you individual copies of the prospectus, or, if available, the summary prospectus, reports and privacy policy within 30 days of receiving your request to stop householding.
45 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND

Item 2. Code of Ethics.
Not applicable to semiannual reports.
Item 3. Audit Committee Financial Expert.
Not applicable to semiannual reports.
Item 4. Principal Accountant Fees and Services.
Not applicable to semiannual reports.

Item 5. Audit Committee of Listed Registrants
Not applicable.
Item 6. Schedule of Investments.
a)	Not applicable.

b)	Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
The Fund’s Governance Committee Provisions with Respect to Nominations of Directors/Trustees to the Respective Boards
1.	The Fund’s Governance Committee (the “Committee”) will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds’ investment manager and its affiliates in making the selection.
2.	The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual’s background, skills, and experience; whether the individual is an “interested person” as defined in the Investment Company Act of 1940; and whether the individual would be deemed an “audit committee financial expert” within the meaning of applicable SEC rules. The Committee also considers whether the individual’s background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.
3.	The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:
•	the name, address, and business, educational, and/or other pertinent background of the person being recommended;

•	a statement concerning whether the person is an “interested person” as defined in the Investment Company Act of 1940;

•	any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

•	the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.
The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.
4.	Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds’ investment adviser) would be deemed an “interested person” under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds’ outside legal counsel may cause a person to be deemed an “interested person.”
5.	Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.
Item 11. Controls and Procedures.

Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 05/28/2010, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.
There have been no changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)	(1)	Not applicable to semiannual reports.

	(2)	Exhibits attached hereto.

	(3)	Not applicable.

(b)	Exhibit attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Quest International Value Fund, Inc.
By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer
Date: 07/07/2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer
Date: 07/07/2010

By:	/s/ Brian W. Wixted
Brian W. Wixted
Principal Financial Officer
Date: 07/07/2010